787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

June 1, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Post-Effective Amendment No. 344 to Registration Statement on Form N-1A
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the form of Prospectus for QS Legg Mason Growth (QS Legg Mason Lifestyle Allocation 85% prior to June 1, 2015), QS Legg Mason Moderate Growth (QS Legg Mason Lifestyle Allocation 70% prior to June 1, 2015), QS Legg Mason Conservative Growth (QS Legg Mason Lifestyle Allocation 50% prior to June 1, 2015) and QS Legg Mason Defensive Growth (QS Legg Mason Lifestyle Allocation 30% prior to June 1, 2015), each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from that filed as part of Post-Effective Amendment No. 344 to the Trust’s Registration Statement on Form N-1A on May 21, 2015. That Post-Effective Amendment became effective on June 1, 2015, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC
Barbara J. Allen, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP
Neesa P. Sood, Willkie Farr & Gallagher LLP

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